CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners' equity	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares and class A.2 exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2024	$ 36,456	$ 3,604	$ (2,774)	$ (859)	$ 7,237	$ 4	$ (4)	$ 0	$ 634	$ 537	$ 737	$ 2,269	$ 26,168	$ 50	$ 2,457
Net (loss) income	(8)	(164)	(164)						17	14	20	(103)	250	70	(112)
Other comprehensive income (loss)	778	137		79	63	1	(7)	1		31		86	428	2	94
Equity repurchased for cancellation (Note 12)	(34)	(34)	(34)
Capital contributions	1,829												1,829
Return of capital	(462)												(462)
Acquisition	(3,166)												(3,166)
Disposal (Note 3)	(594)	0	50		(50)								(594)
Distributions or dividends declared	(1,383)	(214)	(214)						(17)	(14)	(20)	(135)	(760)	(76)	(147)
Distribution reinvestment plan	3	3	3
Other	(92)	(4)	14	3	(20)	(1)	1	(1)				(11)	(66)	1	(12)
Change in period	(3,129)	(276)	(345)	82	(7)	0	(6)	0	0	31	0	(163)	(2,541)	(3)	(177)
Ending balance at Jun. 30, 2025	33,327	3,328	(3,119)	(777)	7,230	4	(10)	0	634	568	737	2,106	23,627	47	2,280
Beginning balance at Mar. 31, 2025	33,614	3,428	(2,951)	(794)	7,173	3	(3)	0	634	537	737	2,167	23,717	48	2,346
Net (loss) income	100	(63)	(63)						9	7	10	(40)	186	35	(44)
Other comprehensive income (loss)	252	76		16	68	1	(10)	1		31		48	44	1	52
Equity repurchased for cancellation (Note 12)	(8)	(8)	(8)
Capital contributions	1,357												1,357
Return of capital	(358)												(358)
Acquisition	(194)												(194)
Disposal (Note 3)	(594)	0	5		(5)								(594)
Distributions or dividends declared	(851)	(106)	(106)						(9)	(7)	(10)	(67)	(542)	(37)	(73)
Distribution reinvestment plan	1	1	1
Other	8	0	3	1	(6)		3	(1)				(2)	11		(1)
Change in period	(287)	(100)	(168)	17	57	1	(7)	0	0	31	0	(61)	(90)	(1)	(66)
Ending balance at Jun. 30, 2025	33,327	3,328	(3,119)	(777)	7,230	4	(10)	0	634	568	737	2,106	23,627	47	2,280
Beginning balance at Dec. 31, 2025	34,974	3,970	(3,281)	(930)	8,206	7	(32)	0	634	563	737	2,330	24,164	52	2,524
Net (loss) income	(582)	(234)	(234)						15	16	20	(140)	(191)	81	(149)
Other comprehensive income (loss)	1,077	332		94	(6)	2	(17)	259		(19)		199	349	4	212
Equity issuance	237											237
Equity repurchased for cancellation (Note 12)	(201)	(201)	(201)
Capital contributions	2,910												2,910
Return of capital	(492)												(492)
Issuance of Preferred LP Units (Note 11)	141								141
Redemption of Preferred LP Units (Note 11)	(128)								(128)
Disposal (Note 3)	0	0	66		(66)
Distributions or dividends declared	(1,829)	(237)	(237)						(15)	(16)	(20)	(144)	(1,156)	(87)	(154)
Distribution reinvestment plan	3	3	3
Change in ownership (Note 3)	0	(103)	(18)		(85)							(61)	231	(1)	(66)
Other	(262)	209	344	16	(145)	(2)	(4)			1		(109)	(420)	1	56
Change in period	874	(231)	(277)	110	(302)	0	(21)	259	13	(18)	0	(18)	1,231	(2)	(101)
Ending balance at Jun. 30, 2026	35,848	3,739	(3,558)	(820)	7,904	7	(53)	259	647	545	737	2,312	25,395	50	2,423
Beginning balance at Mar. 31, 2026	35,242	3,693	(3,450)	(876)	8,071	6	(58)	0	506	555	737	2,221	25,114	48	2,368
Net (loss) income	(287)	(112)	(112)						8	8	10	(69)	(100)	40	(72)
Other comprehensive income (loss)	1,304	334		51	21	2	1	259		(11)		200	564	4	213
Equity issuance	122											122
Equity repurchased for cancellation (Note 12)	(114)	(114)	(114)
Capital contributions	842												842
Return of capital	(143)												(143)
Issuance of Preferred LP Units (Note 11)	141								141
Disposal (Note 3)	0	0	53		(53)
Distributions or dividends declared	(1,085)	(118)	(118)						(8)	(8)	(10)	(73)	(745)	(44)	(79)
Distribution reinvestment plan	1	1	1
Change in ownership (Note 3)	0	(46)	(2)		(44)							(23)	100		(31)
Other	(175)	101	184	5	(91)	(1)	4			1		(66)	(237)	2	24
Change in period	606	46	(108)	56	(167)	1	5	259	141	(10)	0	91	281	2	55
Ending balance at Jun. 30, 2026	$ 35,848	$ 3,739	$ (3,558)	$ (820)	$ 7,904	$ 7	$ (53)	$ 259	$ 647	$ 545	$ 737	$ 2,312	$ 25,395	$ 50	$ 2,423